Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ARTISAN PARTNERS FUNDS INC
Prospectus Date	rr_ProspectusDate	Feb. 01, 2022
Artisan Global Opportunities Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Artisan Global Opportunities FundInvestor: ARTRX |  Advisor: APDRX |  Institutional: APHRX
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you pay if you buy and hold shares of the Fund. The table and expense example do not reflect any transaction fees or commissions that may be charged by a shareholder’s financial intermediary when buying or selling shares.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 44.44% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	44.44%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	 “Other Expenses" include "Acquired Fund Fees and Expenses,” which were less than 0.01% of the average net assets of the Fund. “Acquired Fund Fees and Expenses” are indirect expenses the Fund incurred from the Fund’s investment in various money market funds (acquired funds). To the extent that the Fund invests in acquired funds, Total Annual Fund Operating Expenses in the table above may not match the ratios of expenses to average net assets shown in the “Financial Highlights” in the Fund’s prospectus, since the Financial Highlights reflect the operating expenses of the Fund and do not include fees and expenses of acquired funds.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund’s investment team employs a fundamental investment process to construct a diversified portfolio of US and non-US growth companies across a broad capitalization range. The team seeks to invest in companies that it believes possess franchise characteristics, are benefiting from an accelerating profit cycle and are trading at a discount to its estimate of private market value. The Fund’s investment process focuses on two distinct elements –security selection and capital allocation. The team overlays its investment process with environmental, social and governance (“ESG”) considerations and broad knowledge of the global economy.◾Security Selection—The team seeks to identify companies that have franchise characteristics (e.g., low cost production capability, possession of a proprietary asset, dominant market share or a defensible brand name), are benefiting from an accelerating profit cycle and are trading at a discount to the team’s estimate of private market value. The team looks for companies that are well positioned for long-term growth, which is driven by demand for their products and services at an early enough stage in their profit cycle to benefit from the increased cash flows produced by the emerging profit cycle.◾Capital Allocation—Based on the team’s fundamental analysis of a company’s profit cycle, it divides the portfolio into three parts. GardenSM investments are small positions in the early part of their profit cycle that may warrant more sizeable allocations as their profit cycle accelerates. CropSM investments are positions that are being increased to a full weight because the team believes they are moving through the strongest part of their profit cycles. HarvestSM investments are positions that are being reduced as they near the team’s estimates of full valuation or their profit cycles begin to decelerate.◾ESG Considerations—The team employs a framework in assessing ESG factors that informs its security selection and capital allocation process.◾Broad Knowledge—The team overlays the security selection and capital allocation elements of its investment process with a desire to invest opportunistically across the entire global economy. The team seeks broad knowledge of the global economy in order to position it to find growth wherever it occurs.The Fund primarily invests in common stocks and other equity securities of US and non-US companies, including depositary receipts. The Fund’s investments in non-US securities may include investments in developed markets, as well as emerging and less developed markets. The Fund generally focuses on mid- and large-cap companies; however, there are no restrictions on the market capitalizations of the companies in which the Fund may invest.The Fund may invest to a limited extent in equity-linked securities that provide economic exposure to a security of one or more non-US companies without direct investment in the underlying securities (called “participation certificates” in the Fund’s prospectus, but may be called different names by issuers).
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Like all mutual funds, the Fund takes investment risks and it is possible for you to lose money by investing in the Fund. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. The Fund’s principal risks include:◾Market Risks—Markets may perform poorly and the securities in which the Fund invests may underperform the general securities markets. Securities markets may experience periods of high volatility and reduced liquidity in response to governmental actions, intervention and/or policies, economic or market developments, or other external factors. The value of a company’s securities may rise or fall in response to company, market, economic, political, regulatory or other news.◾Active Management Risks—The success of the Fund is dependent on the team’s investment decisions, which are based, in part, on the research process employed by the team. The portfolio securities selected by the team may decline in value or not increase in value when the market indices, including relevant benchmark indices, are rising, in which case the Fund could experience losses regardless of the performance of the market indices. When the team considers ESG factors in its research process, the Fund may forgo certain investment opportunities and underperform funds that do not consider ESG factors.◾Foreign Investing Risks—Foreign securities may underperform US securities and may be more volatile than US securities. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts and participation certificates) and to securities of issuers with significant exposure to foreign markets include currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks, including less liquidity, high inflation rates and unfavorable economic practices; and political instability and expropriation and nationalization risks.◾Emerging and Developing Markets Risks—Investment risks typically are greater in emerging and less developed markets, including “frontier markets”, which are a subset of emerging markets and less developed markets that, generally, have smaller economies and less mature capital markets. For example, in addition to the risks associated with investments in any foreign country, political, legal and economic structures in these less developed countries may be new and changing rapidly, which may cause instability and greater risk of loss. Their securities markets may be less developed, and securities in those markets are generally more volatile and less liquid than those in the developed markets. Investing in emerging market countries may involve substantial risk due to, among other reasons, limited information; higher brokerage costs; different accounting, auditing and financial reporting standards; less developed legal systems and thinner trading markets as compared to those in developed countries; different clearing and settlement procedures and custodial services; and currency blockages or transfer restrictions. Emerging market countries also are more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets. Certain emerging markets also may face other significant internal or external risks, including a heightened risk of war or ethnic, religious or racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets. Such markets may also be heavily reliant on foreign capital and, therefore, vulnerable to capital flight. Such risks may be greater in frontier markets.◾Currency Risks—Foreign securities usually are denominated and traded in foreign currencies and the exchange rates between foreign currencies and the US dollar fluctuate continuously. The Fund’s performance will be affected by its direct or indirect exposure, which may include exposure through US dollar denominated depositary receipts and participation certificates, to a particular currency due to favorable or unfavorable changes in currency exchange rates relative to the US dollar. The Fund’s direct or indirect exposure to a particular currency may be hedged to mitigate currency volatility or because the Fund believes a currency is overvalued. There can be no guarantee that any hedging activity will be successful. Hedging activity and/or use of forward foreign currency contracts may reduce or limit the opportunity for gain and involves counterparty risk, which is the risk that the contracting party will not fulfill its contractual obligation to deliver the currency contracted for at the agreed upon price to the Fund.◾Small and Medium-Sized Company Risks—Securities of small and medium-sized companies tend to be more volatile and less liquid than securities of large companies. Compared to large companies, small and medium-sized companies typically may have analyst coverage by fewer brokerage firms – meaning they may trade at prices that reflect incomplete or inaccurate information. Smaller companies may have a shorter history of operations, less access to financing and a less diversified product line – making them more susceptible to market pressures and more likely to have volatile security prices. During some periods, securities of small and medium-sized companies, as an asset class, have underperformed the securities of larger companies.◾Growth Investing Risks—Growth stocks may fall out of favor with investors and underperform other asset types during given periods. A company may never achieve the earnings growth the team anticipated.◾Risks of Emphasizing a Region, Country, Sector or Industry—If the Fund has invested a higher percentage of its total assets in a particular region, country, sector or industry, changes affecting that region, country, sector or industry may have a significant impact on the performance of the Fund’s overall portfolio.◾Participation Certificates Risks—Investing in a participation certificate subjects the Fund to the risks associated with an investment in the underlying equity security and also exposes the Fund to counterparty risk, which is the risk that the bank or broker-dealer that issues the certificate will not fulfill its contractual obligation to timely pay the Fund the amount owed under the certificate.◾Impact of Actions by Other Shareholders—The Fund, like all mutual funds, pools the investments of many investors. Actions by one investor or multiple investors in the Fund may have an adverse effect on the Fund and on other investors. For example, shareholder purchase and redemption activity may affect the per share amount of the Fund’s distributions of its net income and net realized gains, if any, thereby increasing or reducing the tax burden on the Fund’s shareholders subject to income tax who receive Fund distributions.◾Operational and Cybersecurity Risks—Operational failures, cyber-attacks or other disruptions that affect the Fund’s service providers, the Fund’s counterparties, other market participants or the issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.
Risk Lose Money [Text]	rr_RiskLoseMoney	Like all mutual funds, the Fund takes investment risks and it is possible for you to lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The following bar chart shows how the performance of the Fund’s Investor Shares has varied over time.Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows how the performance of the Fund’s Investor Shares has varied over time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.344.1770
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.artisanpartners.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year by Year Total Returns (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/Lowest Quarter Returns (%)During the time period shown in the bar chart.Highest Quarter27.66June 30, 2020Lowest Quarter-15.45December 31, 2018
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The following bar chart shows how the performance of the Fund’s Investor Shares has varied over time.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns—(For Periods Ended 31 December 2021)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares in a tax-advantaged account, or to investors who are tax-exempt.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Investor Shares, and the after-tax returns for Advisor Shares and Institutional Shares will vary from Investor Shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table shows the average annual total returns (before and after taxes) and the change in value of a broad-based market index over various periods ended 31 December 2021. The index information is intended to permit you to compare the Fund’s performance to market performance.After-tax returns are shown only for Investor Shares, and the after-tax returns for Advisor Shares and Institutional Shares will vary from Investor Shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares in a tax-advantaged account, or to investors who are tax-exempt.For Periods Ended 31 December 2021 (%)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information may be obtained by calling 800.344.1770. Updated performance information is also available at www.artisanpartners.com.
Artisan Global Opportunities Fund | Investor
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.87%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.27%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.14%
1 Year	rr_ExpenseExampleYear01	$ 116
3 Years	rr_ExpenseExampleYear03	362
5 Years	rr_ExpenseExampleYear05	628
10 Years	rr_ExpenseExampleYear10	$ 1,386
2012	rr_AnnualReturn2012	29.78%
2013	rr_AnnualReturn2013	24.30%
2014	rr_AnnualReturn2014	2.35%
2015	rr_AnnualReturn2015	7.75%
2016	rr_AnnualReturn2016	4.73%
2017	rr_AnnualReturn2017	31.18%
2018	rr_AnnualReturn2018	(9.07%)
2019	rr_AnnualReturn2019	35.60%
2020	rr_AnnualReturn2020	39.81%
2021	rr_AnnualReturn2021	13.62%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.66%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.45%)
1-Year	rr_AverageAnnualReturnYear01	13.62%
5-Year	rr_AverageAnnualReturnYear05	20.77%
10-Year	rr_AverageAnnualReturnYear10	16.95%
Since Inception	rr_AverageAnnualReturnSinceInception	13.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 22, 2008
Artisan Global Opportunities Fund | Advisor
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.87%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.13%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%
1 Year	rr_ExpenseExampleYear01	$ 102
3 Years	rr_ExpenseExampleYear03	318
5 Years	rr_ExpenseExampleYear05	552
10 Years	rr_ExpenseExampleYear10	$ 1,225
1-Year	rr_AverageAnnualReturnYear01	13.81%
5-Year	rr_AverageAnnualReturnYear05	20.93%
10-Year	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	16.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 01, 2015
Artisan Global Opportunities Fund | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.87%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%
1 Year	rr_ExpenseExampleYear01	$ 92
3 Years	rr_ExpenseExampleYear03	287
5 Years	rr_ExpenseExampleYear05	498
10 Years	rr_ExpenseExampleYear10	$ 1,108
1-Year	rr_AverageAnnualReturnYear01	13.92%
5-Year	rr_AverageAnnualReturnYear05	21.06%
10-Year	rr_AverageAnnualReturnYear10	17.24%
Since Inception	rr_AverageAnnualReturnSinceInception	14.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 26, 2011
Artisan Global Opportunities Fund | Return After Taxes on Distributions | Investor
Risk Return Abstract	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	11.01%
5-Year	rr_AverageAnnualReturnYear05	18.75%
10-Year	rr_AverageAnnualReturnYear10	15.87%
Since Inception	rr_AverageAnnualReturnSinceInception	12.95%
Artisan Global Opportunities Fund | Return After Taxes on Distributions and Sale of Fund Shares | Investor
Risk Return Abstract	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	9.96%
5-Year	rr_AverageAnnualReturnYear05	16.50%
10-Year	rr_AverageAnnualReturnYear10	14.20%
Since Inception	rr_AverageAnnualReturnSinceInception	11.66%
Artisan Global Opportunities Fund | MSCI ACWI (All Country World Index) Index (reflects no deduction for fees, expenses or taxes) | Investor
Risk Return Abstract	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	18.54%
5-Year	rr_AverageAnnualReturnYear05	14.40%
10-Year	rr_AverageAnnualReturnYear10	11.85%
Since Inception	rr_AverageAnnualReturnSinceInception	8.96%
Artisan Global Opportunities Fund | MSCI ACWI (All Country World Index) Index (reflects no deduction for fees, expenses or taxes) | Advisor
Risk Return Abstract	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	18.54%
5-Year	rr_AverageAnnualReturnYear05	14.40%
10-Year	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	10.96%
Artisan Global Opportunities Fund | MSCI ACWI (All Country World Index) Index (reflects no deduction for fees, expenses or taxes) | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	18.54%
5-Year	rr_AverageAnnualReturnYear05	14.40%
10-Year	rr_AverageAnnualReturnYear10	11.85%
Since Inception	rr_AverageAnnualReturnSinceInception	9.94%

[1]	“Other Expenses" include "Acquired Fund Fees and Expenses,” which were less than 0.01% of the average net assets of the Fund. “Acquired Fund Fees and Expenses” are indirect expenses the Fund incurred from the Fund’s investment in various money market funds (acquired funds). To the extent that the Fund invests in acquired funds, Total Annual Fund Operating Expenses in the table above may not match the ratios of expenses to average net assets shown in the “Financial Highlights” in the Fund’s prospectus, since the Financial Highlights reflect the operating expenses of the Fund and do not include fees and expenses of acquired funds.